INTANGIBLE ASSETS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		116 Months Ended	125 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jul. 31, 2012
Amortization expense of intangibles	$ 37,435	$ 34,018	$ 109,859	$ 99,274	$ 132,288	$ 100,420	$ 594,640	$ 704,499
Deferred Tax Liabilities, Deferred Expense, Capitalized Patent Costs					33,000		33,000
Capitalized Costs Related With Licenses and Patents					$ 2,769,497		$ 2,769,497
Minimum [Member]
Finite Lived Patents Expirations			2014
Maximum [Member]
Finite Lived Patents Expirations			2023